Related party transactions and balances	12 Months Ended
Jun. 30, 2024
Related Party Transactions [Abstract]
Related party transactions and balances

11 Related party transactions and balances

The table below sets forth the major related parties and their relationships with the Company as of June 30, 2024, 2023 and 2022:

Name of related parties	Relationship with the Company
Manadr Medical Holdings Pte. Ltd. (dba. Healthlight Family Medicine Clinic)	Related company under common control of directors, Dr. Siaw Tung Yeng and Dr. Rachel Teoh Pui Pui
Kim JL Healthcare Pte. Ltd. (dba. Punggol Ripples Family Clinic)	Related company under common control of the same directors, Dr. Siaw Tung Yeng and Dr. Rachel Teoh Pui Pui
EC Family Clinic Pte. Ltd.	50% owned by Dr. Rachel Teoh Pui Pui
Manadr Malaysia Sdn. Bhd.	76% owned by Dr. Siaw Tung Yeng
Rachel Teoh Pui Pui	Director
Siaw Tung Yeng	Director
Nam Min Fern	Director
Teo Kian Huat	Director
Tsang Bih Shiou	Director

The Company provided services to Manadr Medical Holdings Pte. Ltd. amounting to $381,354, $401,253 and $544,594 for the year ended June 30, 2024, 2023 and 2022, respectively. At the same time, the Company received goods and services from Manadr Medical Holdings Pte. Ltd. amounting to $90,415, $99,817 and $913,140 for the year ended June 30, 2024, 2023 and 2022, respectively. The receivables balance due from Manadr Medical Holdings Pte. Ltd. were $77,031, $53,853 as of June 30, 2024 and 2023, respectively. The payable balance due to Manadr Medical Holdings Pte. Ltd. were $14,969 and $6,315 as of June 30, 2024 and 2023, respectively. The credit term is 30 days.

The Company provided services to Kim JL Healthcare Pte. Ltd. amounting to $37,058, $31,077 and $3,332 for the year ended June 30, 2024, 2023 and 2022, respectively. At the same time, the Company received goods and services from Kim JL Healthcare Pte. Ltd. amounting to $77, $46 and $1,695 for the year ended June 30, 2024, 2023 and 2022, respectively. The receivables balance due from Kim JL Healthcare Pte. Ltd. were $6,025 and $12,471 as of June 30, 2024 and 2023, respectively. The payable balance due to Kim JL Healthcare Pte. Ltd. were $414 and $Nil as of June 30, 2024 and 2023, respectively. The credit term is 30 days.

The Company provided services to EC Family Clinic Pte. Ltd. amounting to $5,132, $2,589 and $1,759 for the year ended June 30, 2024, 2023 and 2022, respectively. At the same time, the Company received goods and services from Kim JL Healthcare Pte. Ltd. amounting to $278, $7 and $15 for the year ended June 30, 2024, 2023 and 2022, respectively. The receivables balance due from EC Family Clinic Pte. Ltd. were $507 and $2,410 as of June 30, 2024 and 2023, respectively. The payable balance due to EC Family Clinic Pte. Ltd. Were $73 and $Nil as of June 30, 2024 and 2023, respectively. The credit term is 30 days.

The receivables balance due from Manadr Malaysia Sdn. Bhd. were $nil and $38,161 as of June 30, 2024 and 2023, respectively. Such balance is interest free, unsecured, and due on demand.

The Company received goods and services from Rachel Teoh Pui Pui amounting to $1,431, $2,798 and $14,455 for the year ended June 30, 2024, 2023 and 2022, respectively. The payable balance to Rachel Teoh Pui Pui were $234 and $nil as of June 30, 2024 and 2023, respectively. Such balance is interest free, unsecured, and due on demand.

The Company received goods and services from Siaw Tung Yeng amounting to $34,333, $28,564 and $27,787 for the year ended June 30, 2024, 2023 and 2022, respectively. The payable balance to Siaw Tung Yeng were $516,946 and $994,708 as of June 30, 2024 and 2023, respectively. Such balance is interest free, unsecured, and due on demand. As of the date the financial statements were available to be issued, the Company did not make any payment.